UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03692
Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series — Money Market Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF		MATURITY
THOUSANDS		PURCHASE		DATE	VALUE

	Repurchase Agreements (64.0%)
$20,000	Bank of Nova Scotia, (dated 09/30/11; proceeds $20,000,200; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 03/01/41; valued at $20,571,336)	0.12%		10/03/11	$20,000,000

14,628	BNP Paribas Securities Corp., (dated 09/30/11; proceeds $14,628,146; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 06/01/26; Federal National Mortgage Association 5.00% - 6.00% due 05/01/20 - 11/01/40; valued at $15,066,840)	0.12		10/03/11	14,628,000

28,000	Credit Agricole Securites USA, (dated 09/30/11; proceeds $28,000,117; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.63% due 04/30/16; valued at $28,585,864)	0.05		10/03/11	28,000,000

10,000	ING Financial Markets LLC, (dated 09/30/11; proceeds $10,000,083; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 6.00% due 01/01/35 - 01/01/41, valued at $10,345,664)	0.10		10/03/11	10,000,000

	Total Repurchase Agreements (Cost $72,628,000)				72,628,000

	Commercial Paper (23.4%)
	International Banks
5,000	Barclays US Funding Corp.	0.10		10/03/11	4,999,972
5,000	Credit Suisse NY	0.32		11/28/11	4,997,422
5,000	Deutsche Bank Securities, Inc.	0.20		10/05/11	4,999,889
3,000	Nordea North America, Inc.	0.52		03/15/12	2,992,876
5,000	Rabobank USA Financial Corp.	0.30		11/28/11	4,997,583
3,500	Westpac Securities NZ Ltd. (a)	0.43		02/03/12	3,494,896

	Total Commercial Paper (Cost $26,482,638)				26,482,638

	Certificates of Deposit (5.3%)
	International Banks
5,000	DNB NOR Bank ASA	0.09		10/05/11	5,000,000
1,000	Svenska Handelsbanken AB	0.39		02/06/12	1,000,018

	Total Certificates of Deposit (Cost $6,000,018)				6,000,018

		COUPON	DEMAND
		RATE(b)	DATE(c)
	Floating Rate Notes (5.7%)
	International Banks
3,000	Royal Bank of Canada	0.31%	11/25/11	02/27/12	3,000,000
3,500	UBS AG	0.28	10/14/11	12/14/11	3,500,000

	Total Floating Rate Notes (Cost $6,500,000)				6,500,000

Morgan Stanley Variable Investment Series — Money Market Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(b)	DATE(c)	DATE	VALUE

	Tax-Exempt Instruments (2.6%)

	Weekly Variable Rate Bonds
$3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $3,000,000)	0.15%	10/07/11	10/01/48	$3,000,000

	Total Investments (Cost $114,610,656) (d)	101.0%			114,610,656
	Liabilities in Excess of Other Assets	(1.0)			(1,169,272)

	Net Assets	100.0%			$113,441,384

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Rate shown is the rate in effect at September 30, 2011.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Corporate Bonds (54.0%)
	Basic Materials (3.2%)
$350	Anglo American Capital PLC (United Kingdom) (a)	9.375%	04/08/14	$406,821
190	ArcelorMittal (Luxembourg)	9.00	02/15/15	209,075
230	Barrick Gold Corp. (Canada)	1.75	05/30/14	231,231
350	Dow Chemical Co. (The)	5.90	02/15/15	386,657
260	Kinross Gold Corp. (Canada) (a)	3.625	09/01/16	257,134
350	Potash Corp. of Saskatchewan, Inc. (Canada)	5.25	05/15/14	385,441

				1,876,359

	Communications (5.1%)
375	AT&T, Inc.	2.50	08/15/15	383,714
300	Comcast Corp.	6.50	01/15/15	342,171
215	COX Communications, Inc.	4.625	06/01/13	226,163
220	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	4.75	10/01/14	238,515
290	NBC Universal Media LLC	2.10	04/01/14	294,570
145	News America, Inc.	5.30	12/15/14	157,884
375	Telecom Italia Capital SA (Italy)	5.25	11/15/13	366,733
200	Time Warner Cable, Inc.	8.25	02/14/14	227,438
350	Viacom, Inc.	4.375	09/15/14	374,242
340	Vodafone Group PLC (United Kingdom)	5.00	12/16/13	366,933

				2,978,363

	Consumer, Cyclical (2.4%)
305	Best Buy Co., Inc.	3.75	03/15/16	295,955
280	Daimler Finance North America LLC (a)	1.875	09/15/14	276,527
220	Home Depot, Inc.	5.40	03/01/16	249,173
420	Marriott International, Inc.	4.625	06/15/12	428,924
135	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	136,805

				1,387,384

	Consumer, Non-Cyclical (5.4%)
250	Altria Group, Inc.	4.125	09/11/15	267,811
165	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.125	01/15/15	178,949
205	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.375	11/15/14	229,234
265	Bacardi Ltd. (Bermuda) (a)	7.45	04/01/14	302,376
260	Bunge Ltd. Finance Corp.	5.35	04/15/14	274,550
330	Delhaize Group SA (Belgium)	5.875	02/01/14	359,786
300	Kraft Foods, Inc.	6.75	02/19/14	335,077
225	Kroger Co. (The)	7.50	01/15/14	254,661
370	McKesson Corp.	3.25	03/01/16	390,480
320	Quest Diagnostics, Inc.	3.20	04/01/16	332,591
250	Stryker Corp.	2.00	09/30/16	251,503

				3,177,018

	Energy (2.8%)
225	Enterprise Products Operating LLC, Series O	9.75	01/31/14	263,424
350	EOG Co. of Canada (a)	7.00	12/01/11	353,616
380	Marathon Petroleum Corp. (a)	3.50	03/01/16	392,173
320	Plains All American Pipeline LP/PAA Finance Corp.	4.25	09/01/12	329,034
305	Spectra Energy Capital LLC	5.90	09/15/13	326,669

				1,664,916

	Finance (30.1%)
265	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	271,102
255	Abbey National Treasury Services PLC (United Kingdom)	2.875	04/25/14	240,436

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$575	Abbey National Treasury Services PLC (United Kingdom) (a)	3.875%	11/10/14	$552,523
110	Aflac, Inc.	3.45	08/15/15	112,504
475	American Express Co.	7.25	05/20/14	538,670
260	American International Group, Inc.	3.65	01/15/14	253,639
230	Banco Bradesco SA (Brazil) (a)	4.125	05/16/16	231,150
620	Bank of America Corp., Series 1	3.75	07/12/16	564,684
405	Bank One Corp.	5.25	01/30/13	420,055
315	Barclays Bank PLC (United Kingdom)	2.50	01/23/13	312,966
330	BBVA Bancomer SA (Mexico) (a)	4.50	03/10/16	310,200
200	BBVA US Senior SAU (Spain)	3.25	05/16/14	187,542
320	BNP Paribas SA (France)	3.60	02/23/16	315,231
205	BP Capital Markets PLC (United Kingdom)	3.875	03/10/15	217,519
390	Canadian Imperial Bank of Commerce (Canada)	1.45	09/13/13	392,468
300	Capital One Financial Corp.	7.375	05/23/14	335,300
500	Cie de Financement Foncier (France) (a)	2.25	03/07/14	498,262
475	Citigroup, Inc. (b)	4.587	12/15/15	488,175
575	Commonwealth Bank of Australia (Australia) (a)	2.75	10/15/12	584,930
340	Credit Suisse (Switzerland)	5.50	05/01/14	359,645
355	Deutsche Bank AG (Germany)	2.375	01/11/13	352,655
140	Fifth Third Bancorp	3.625	01/25/16	142,467
975	General Electric Capital Corp.	2.95	05/09/16	978,194
300	Genworth Life Institutional Funding Trust (a)	5.875	05/03/13	304,653
425	Goldman Sachs Group, Inc. (The)	3.70	08/01/15	416,477
250	Harley-Davidson Funding Corp. (a)	5.25	12/15/12	259,146
200	HCP, Inc.	2.70	02/01/14	197,144
350	HSBC Finance Corp.	5.25	04/15/15	362,591
120	Intesa Sanpaolo SpA (Italy) (a)	3.625	08/12/15	105,143
75	Jefferies Group, Inc.	3.875	11/09/15	73,474
135	JPMorgan Chase & Co.	3.15	07/05/16	134,270
500	Lloyds TSB Bank PLC (United Kingdom) (a)	2.80	04/02/12	505,673
230	Macquarie Group Ltd. (Australia) (a)	7.30	08/01/14	249,197
325	Metropolitan Life Global Funding I (a)(c)	2.00	01/10/14	326,669
350	Monumental Global Funding III (a)	5.25	01/15/14	370,871
270	Nationwide Building Society (United Kingdom) (a)	4.65	02/25/15	272,744
30	Nissan Motor Acceptance Corp. (Japan) (a)	3.25	01/30/13	30,592
365	Nordea Bank AB (Sweden) (a)	2.50	11/13/12	367,865
270	Principal Financial Group, Inc.	7.875	05/15/14	306,871
320	Prudential Financial, Inc., MTN	4.75	09/17/15	334,355
2,300	Royal Bank of Scotland PLC (The) (United Kingdom) (a)	2.625	05/11/12	2,329,573
135	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875	03/16/15	132,284
110	Societe Generale SA (France) (a)	3.10	09/14/15	99,222
300	Standard Chartered PLC (United Kingdom) (a)	3.85	04/27/15	307,573
320	Svenska Handelsbanken AB (Sweden) (a)	2.875	09/14/12	325,033
365	TD Ameritrade Holding Corp.	2.95	12/01/12	370,668
365	UBS AG, MTN (Switzerland)	3.875	01/15/15	363,740
470	Wells Fargo & Co.	3.676	06/15/16	489,621

				17,695,766

	Industrials (1.3%)
385	Agilent Technologies, Inc.	4.45	09/14/12	395,989
90	Danaher Corp.	1.30	06/23/14	91,102
250	Waste Management, Inc.	2.60	09/01/16	250,880

				737,971

	Technology (0.8%)
160	Applied Materials, Inc.	2.65	06/15/16	164,107
330	Texas Instruments, Inc.	1.375	05/15/14	333,790

				497,897

	Utilities (2.9%)
150	Commonwealth Edison Co.	1.625	01/15/14	151,113
350	EDF SA (France) (a)	5.50	01/26/14	375,083

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$350	Enel Finance International N.V. (Italy) (a)	3.875%		10/07/14	$341,773
215	FirstEnergy Solutions Corp.	4.80		02/15/15	228,177
265	NextEra Energy Capital Holdings, Inc.	5.35		06/15/13	282,328
320	Sempra Energy	2.00		03/15/14	323,494

					1,701,968

	Total Corporate Bonds (Cost $31,953,920)				31,717,642

	Asset-Backed Securities (23.2%)
	Ally Master Owner Trust
100	(a)	1.979	(d)	01/15/15	101,534
200		2.15		01/15/16	203,223
225	(a)	2.88		04/15/15	230,715
800	American Express Credit Account Master Trust	1.479	(d)	03/15/17	825,544
94	ARI Fleet Lease Trust (a)	1.679	(d)	08/15/18	94,403
807	Capital One Multi-Asset Execution Trust	0.309	(d)	09/15/15	806,143
225	CarMax Auto Owner Trust	1.29		09/15/15	227,104
113	Chesapeake Funding LLC (a)	2.229	(d)	12/15/20	113,373
600	Citibank Credit Card Issuance Trust (b)	2.25		12/23/14	612,215
	CNH Equipment Trust
600		1.17		05/15/15	601,504
402		1.54		07/15/14	403,461
850	Discover Card Master Trust	1.529	(d)	12/15/14	857,471
	Ford Credit Floorplan Master Owner Trust
775		1.779	(d)	09/15/14	783,505
375	(a)	4.20		02/15/17	407,580
1,150	GE Capital Credit Card Master Note Trust	2.329	(d)	04/15/15	1,162,304
330	GE Dealer Floorplan Master Note Trust	0.831	(d)	07/20/16	330,239
425	GE Equipment Midticket LLC (a)	0.94		07/14/14	425,363
	Harley-Davidson Motorcycle Trust
625		1.16		02/15/15	627,771
276		1.87		02/15/14	277,002
125	Huntington Auto Trust (a)	3.94		06/17/13	125,543
310	Hyundai Auto Lease Securitization Trust 2011-A (a)	1.02		08/15/14	309,923
575	Hyundai Auto Receivables Trust	1.50		10/15/14	579,466
525	Macquarie Equipment Funding Trust (a)	1.21		09/20/13	525,276
313	MMAF Equipment Finance LLC (a)	2.37		11/15/13	314,712
	MMCA Automobile Trust
225	(a)	1.22		01/15/15	226,098
423	(a)	1.39		01/15/14	424,254
185	Navistar Financial Corp. Owner Trust (a)	1.47		10/18/12	185,016
575	Nissan Auto Lease Trust	1.12		12/15/13	577,671
200	Nissan Master Owner Trust Receivables (a)	1.379	(d)	01/15/15	201,892
	North Carolina State Education Assistance Authority
300		0.703	(d)	01/25/21	299,849
225		1.135	(d)	07/25/25	217,598
100	Panhandle-Plains Higher Education Authority, Inc.	1.208	(d)	07/01/24	99,030
355	Toyota Auto Receivables Owner Trust	1.27		12/16/13	355,941
117	Wheels SPV LLC (a)	1.779	(d)	03/15/18	117,761

	Total Asset-Backed Securities (Cost $13,534,018)				13,650,484

	U.S. Treasury Securities (6.1%)
	U.S. Treasury Notes
1,750		1.25		08/31/15	1,790,742
1,675		2.25		03/31/16	1,780,872

	Total U.S. Treasury Securities (Cost $3,511,216)				3,571,614

	Non-U.S. Government — Guaranteed (5.7%)
900	Commonwealth Bank of Australia (Australia) (a)	2.50		12/10/12	919,945
1,545	Swedbank AB (Sweden) (a)	2.90		01/14/13	1,593,022
810	Westpac Securities NZ Ltd. (New Zealand) (a)	2.50		05/25/12	819,488

	Total Non-U.S. Government — Guaranteed (Cost $3,249,897)				3,332,455

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Sovereign (3.6%)
$1,508	Denmark Government International Bond, Series E (Denmark)	2.75%		11/15/11	$1,511,902
577	Societe Financement de l’Economie Francaise (France) (a)	3.375		05/05/14	613,076

	Total Sovereign (Cost $2,122,781)				2,124,978

	Agency Bond — Banking (FDIC Guaranteed) (1.2%)
700	FDIC Structured Sale Guaranteed Notes (Cost $696,486)(a)	0.00		10/25/11	699,947

	Agency Fixed Rate Mortgages (0.9%)
	Federal National Mortgage Association, Conventional Pools:
336		6.50		01/01/32—11/01/33	376,809
132		7.00		08/01/29—06/01/32	152,053

	Total Agency Fixed Rate Mortgages (Cost $487,089)				528,862

	Agency Adjustable Rate Mortgages (0.7%)
92	Federal Home Loan Mortgage Corporation, Conventional Pools:	5.455		01/01/38	98,699
281	Federal National Mortgage Association, Conventional Pools:	2.428		05/01/35	296,059

	Total Agency Adjustable Rate Mortgages (Cost $392,427)				394,758

	Collateralized Mortgage Obligation — Agency Collateral Series (0.6%)
319	Federal Home Loan Mortgage Corporation, REMIC (Cost $341,861)	7.50		09/15/29	371,081

	Municipal Bond (0.5%)
300	New Jersey Economic Development Authority (Cost $300,000)	1.347	(d)	06/15/13	301,065

	Commercial Mortgage Backed Security (0.3%)
190	Wachovia Bank Commercial Mortgage Trust (Cost $193,399)	5.495	(d)	07/15/41	204,645

	Short-Term Investments (3.8%)
	U.S. Treasury Security (1.2%)
675	U.S. Treasury Bill (Cost $674,943)(e)(f)	0.018		03/22/12	674,943

NUMBER OF
SHARES (000)
	Investment Company (2.6%)
1,524	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,523,715)(g)		1,523,715

	Total Short-Term Investments (Cost $2,198,658)		2,198,658

	Total Investments (Cost $58,981,752) (h)(i)	100.6%	59,096,189
	Liabilities in Excess of Other Assets	(0.6)	(360,554)

	Net Assets	100.0%	$58,735,635

FDIC	Federal Deposit Insurance Corporation.

MTN	Medium Term Note.

REMIC	Real Estate Mortgage Investment Conduit.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	For the nine months ended September 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds and Asset-Backed Security, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $491,725 and $634,827, respectively, including net realized gains of $9,796.

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

(c)	For the nine months ended September 30, 2011, the cost of purchases and the proceeds from sales of Metlife, Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Fund under the Investment Company Act of 1940, was $326,606 and $228,096, respectively, including net realized gains of $3,395.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.

(e)	Rate shown is the yield to maturity at September 30, 2011.

(f)	A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.

(g)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Securities have been designated as collateral in connection with open futures contracts and swap agreements.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Futures Contracts Open at September 30, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

41	Long	U.S. Treasury 5 yr. Note, Dec-11	$5,021,859	$(6,462)
13	Long	U.S. Treasury 2 yr. Note, Dec-11	2,862,641	(5,323)
2	Short	U.S. Treasury 10 yr. Note, Dec-11	(260,188)	1,482

		Net Unrealized Depreciation		$(10,303)

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Zero Coupon Swap Agreements Open at September 30, 2011:

	NOTIONAL				PREMIUM	UNREALIZED
	AMOUNT	FLOATING	PAY/RECEIVE	TERMINATION	PAID	APPRECIATION
SWAP COUNTERPARTY	(000)	RATE INDEX	FLOATING RATE	DATE	(RECEIVED)	(DEPRECIATION)

Barclays Capital	$1,153	3 Month LIBOR	Pay	11/15/19	—	$195,391
Barclays Capital	973	3 Month LIBOR	Receive	11/15/19	—	(363,337)
Deutsche Bank	626	3 Month LIBOR	Receive	11/15/21	—	(241,963)
Deutsche Bank	733	3 Month LIBOR	Pay	11/15/21	—	142,557

		Net Unrealized Depreciation				$(267,352)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Corporate Bonds (96.9%)
	Basic Materials (6.3%)
$820	ArcelorMittal (Luxembourg)	9.85%	06/01/19	$930,394
1,570	CF Industries, Inc.	6.875	05/01/18	1,756,438
540	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.375	02/01/16	488,700
205	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.875	02/01/18	181,425
440	Georgia-Pacific LLC	7.75	11/15/29	510,125
595	Georgia-Pacific LLC	8.875	05/15/31	744,535
203	Goldcorp, Inc. (Canada)	2.00	08/01/14	253,496
535	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	545,843
685	International Paper Co.	7.50	08/15/21	793,635
580	Kinross Gold Corp. (Canada) (a)	5.125	09/01/21	576,488
545	Lubrizol Corp.	8.875	02/01/19	740,189
489	Lyondell Chemical Co. (a)	8.00	11/01/17	529,343
1,325	MeadWestvaco Corp.	7.375	09/01/19	1,511,344
1,075	Reliance Steel & Aluminum Co.	6.85	11/15/36	1,046,667
605	Teck Resources Ltd. (Canada)	4.75	01/15/22	617,138
705	Teck Resources Ltd. (Canada)	6.25	07/15/41	741,878
195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	210,814
210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	227,850

				12,406,302

	Communications (12.4%)
525	American Tower Corp.	4.50	01/15/18	526,306
1,700	AT&T, Inc.	5.35	09/01/40	1,783,672
875	AT&T, Inc.	6.30	01/15/38	1,005,764
310	Cablevision Systems Corp.	7.75	04/15/18	314,650
655	CenturyLink, Inc.	6.45	06/15/21	607,995
325	CenturyLink, Inc., Series Q	6.15	09/15/19	301,770
800	Comcast Corp.	5.15	03/01/20	904,520
820	Comcast Corp.	6.40	05/15/38	947,179
100	Comcast Corp.	6.45	03/15/37	115,421
505	Corning, Inc.	7.25	08/15/36	624,630
110	COX Communications, Inc. (a)	8.375	03/01/39	152,010
315	Deutsche Telekom International Finance BV (Germany)	6.75	08/20/18	372,770
300	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	401,188
230	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	236,637
735	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875	10/01/19	828,283
175	Expedia, Inc.	5.95	08/15/20	176,146
775	Frontier Communications Corp.	8.50	04/15/20	755,625
381	Liberty Interactive LLC	3.125	03/30/23	411,004
812	Liberty Interactive LLC	3.50	01/15/31	442,723
1,045	NBC Universal Media LLC	4.375	04/01/21	1,075,436
510	News America, Inc.	6.40	12/15/35	554,025
165	News America, Inc.	6.65	11/15/37	181,953
375	Omnicom Group, Inc.	0.00	07/01/38	387,656
260	Qwest Corp.	6.875	09/15/33	247,000
545	Sable International Finance Ltd. (United Kingdom) (a)	7.75	02/15/17	531,375
351	SBA Communications Corp.	1.875	05/01/13	365,918
305	SBA Telecommunications, Inc.	8.25	08/15/19	321,775
350	Symantec Corp., Series B	1.00	06/15/13	400,313
1,280	Telecom Italia Capital SA (Italy)	7.175	06/18/19	1,285,202
1,330	Telefonica Europe BV (Spain)	8.25	09/15/30	1,491,616

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$640	Telstra Corp. Ltd. (Australia) (a)	4.80%	10/12/21	$670,977
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,398,316
610	Time Warner, Inc.	6.50	11/15/36	694,736
1,295	Time Warner, Inc.	7.70	05/01/32	1,647,961
150	Verizon Communications, Inc.	6.40	02/15/38	184,502
715	Verizon Communications, Inc.	8.95	03/01/39	1,107,915
455	Viacom, Inc.	6.875	04/30/36	543,942
335	Vivendi SA (France) (a)	6.625	04/04/18	380,714

				24,379,625

	Consumer, Cyclical (4.9%)
350	Best Buy Co., Inc.	3.75	03/15/16	339,621
1,105	Chrysler Group LLC/CG Co-Issuer, Inc. (a)	8.00	06/15/19	867,425
395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	560,122
344	DR Horton, Inc., Series DHI	2.00	05/15/14	348,300
925	Gap, Inc. (The)	5.95	04/12/21	871,585
405	Hyatt Hotels Corp. (a)	6.875	08/15/19	456,549
105	Ingram Micro, Inc.	5.25	09/01/17	111,708
208	International Game Technology	3.25	05/01/14	240,240
210	JC Penney Co., Inc.	5.65	06/01/20	197,925
455	JC Penney Corp., Inc.	6.375	10/15/36	384,475
285	Levi Strauss & Co.	7.625	05/15/20	266,475
620	QVC, Inc. (a)	7.125	04/15/17	651,000
427	RadioShack Corp. (a)	2.50	08/01/13	413,656
300	Tech Data Corp.	2.75	12/15/26	301,875
315	Whirlpool Corp., MTN	8.60	05/01/14	359,496
800	Wyndham Worldwide Corp.	5.625	03/01/21	804,129
365	Wyndham Worldwide Corp.	5.75	02/01/18	373,243
590	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	622,450
1,040	Yum! Brands, Inc.	6.875	11/15/37	1,367,677

				9,537,951

	Consumer, Non-Cyclical (6.5%)
505	Altria Group, Inc.	10.20	02/06/39	734,109
300	Amgen, Inc., Series B	0.375	02/01/13	296,250
416	Archer-Daniels-Midland Co.	0.875	02/15/14	416,000
580	Bunge Ltd. Finance Corp.	8.50	06/15/19	723,719
300	Cephalon, Inc.	2.50	05/01/14	372,375
230	ConAgra Foods, Inc.	7.00	10/01/28	267,632
740	ConAgra Foods, Inc.	8.25	09/15/30	954,309
165	Constellation Brands, Inc.	7.25	09/01/16	174,075
1,185	Delhaize Group SA (Belgium)	5.70	10/01/40	1,232,331
149	Fortune Brands, Inc.	6.375	06/15/14	165,100
420	Gilead Sciences, Inc.	1.00	05/01/14	456,225
490	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	497,350
700	Kraft Foods, Inc.	6.875	02/01/38	885,436
610	Kraft Foods, Inc.	6.875	01/26/39	772,307
300	Life Technologies Corp.	1.50	02/15/24	304,500
415	Life Technologies Corp.	6.00	03/01/20	460,200
835	Lorillard Tobacco Co.	8.125	06/23/19	979,649
330	Molson Coors Brewing Co.	2.50	07/30/13	348,563
300	Mylan, Inc.	1.25	03/15/12	300,750
365	Quest Diagnostics, Inc.	6.95	07/01/37	459,601
800	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	788,000
520	TreeHouse Foods, Inc.	7.75	03/01/18	539,500
630	Verisk Analytics, Inc.	5.80	05/01/21	708,591

				12,836,572

	Energy (7.4%)
356	Alpha Natural Resources, Inc.	2.375	04/15/15	339,535
85	Alpha Natural Resources, Inc.	6.00	06/01/19	79,688
370	Alpha Natural Resources, Inc.	6.25	06/01/21	347,337
600	Anadarko Petroleum Corp.	6.95	06/15/19	697,074
175	Anadarko Petroleum Corp.	8.70	03/15/19	221,014

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

$394	Chesapeake Energy Corp.	2.75%		11/15/35		$409,760
665	Chesapeake Energy Corp.	7.625		07/15/13		699,912
150	Concho Resources, Inc.	7.00		01/15/21		150,000
745	Continental Resources, Inc.	7.125		04/01/21		756,175
1,750	Energy Transfer Partners LP	9.00		04/15/19		2,111,007
275	Enterprise Products Operating LLC	5.25		01/31/20		302,725
850	Enterprise Products Operating LLC	5.95		02/01/41		915,059
715	EQT Corp.	8.125		06/01/19		868,144
400	Gazprom OAO Via Gaz Capital SA (Russia) (a)	6.51		03/07/22		393,000
1,480	Kinder Morgan Finance Co. ULC	5.70		01/05/16		1,491,100
325	Marathon Petroleum Corp. (a)	5.125		03/01/21		339,081
775	Marathon Petroleum Corp. (a)	6.50		03/01/41		838,928
410	Petrobras International Finance Co. (Brazil)	5.75		01/20/20		429,680
1,095	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		1,250,750
675	Plains All American Pipeline LP/PAA Finance Corp.	8.75		05/01/19		862,673
225	Spectra Energy Capital LLC	8.00		10/01/19		283,163
700	Valero Energy Corp.	6.125		02/01/20		778,028

						14,563,833

	Finance (46.3%)
1,125	Aegon N.V. (Netherlands)	4.625		12/01/15		1,151,169
700	Ally Financial, Inc.	6.25		12/01/17		612,402
1,285	American Financial Group, Inc.	9.875		06/15/19		1,591,399
720	American International Group, Inc.	6.40		12/15/20		734,796
432	Ares Capital Corp. (a)	5.75		02/01/16		415,800
725	Banco Bradesco SA (Brazil) (a)	4.125		05/16/16		728,625
1,150	Banco de Credito del Peru (Peru) (a)	4.75		03/16/16		1,121,250
990	Banco Votorantim SA (Brazil) (a)	5.25		02/11/16		987,525
340	Bank of America Corp.	5.625		07/01/20		313,687
1,865	Bank of America Corp.	5.75		12/01/17		1,751,325
780	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17		716,848
700	Barclays Bank PLC (United Kingdom)	6.75		05/22/19		757,379
1,135	BBVA Bancomer SA (Mexico) (a)	4.50		03/10/16		1,066,900
900	BBVA US Senior SAU (Spain)	3.25		05/16/14		843,937
610	Bear Stearns Cos. LLC (The)	5.55		01/22/17		639,173
1,040	BNP Paribas SA (France)	5.00		01/15/21		1,020,041
1,025	Brandywine Operating Partnership LP	4.95		04/15/18		991,575
490	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		517,958
780	Capital One Bank, USA NA	8.80		07/15/19		920,263
800	Capital One Capital VI	8.875		05/15/40		815,786
1,735	Citigroup, Inc. (b)	5.875		05/29/37		1,663,957
480	Citigroup, Inc. (b)	6.125		05/15/18		515,552
785	Citigroup, Inc. (b)	8.125		07/15/39		943,860
2,690	Citigroup, Inc. (b)	8.50		05/22/19		3,253,757
1,335	CNA Financial Corp.	7.35		11/15/19		1,480,656
260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(c)	06/30/19	(d)	313,507
1,455	Credit Agricole SA (France) (a)	8.375	(c)	10/13/19	(d)	1,153,087
765	Credit Suisse (Switzerland)	5.40		01/14/20		736,147
280	Credit Suisse (Switzerland)	6.00		02/15/18		284,511
800	Dexus Diversfied Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21		835,574
1,125	Digital Realty Trust LP	5.25		03/15/21		1,115,637
425	Discover Bank	7.00		04/15/20		451,203
715	Discover Bank	8.70		11/18/19		818,137
1,750	Farmers Insurance Exchange (a)	8.625		05/01/24		2,150,851
600	Ford Motor Credit Co. LLC	5.00		05/15/18		581,050
545	General Electric Capital Corp.	5.30		02/11/21		566,424
735	General Electric Capital Corp.	5.625		05/01/18		804,604
75	General Electric Capital Corp., MTN	5.875		01/14/38		77,132
6,350	General Electric Capital Corp., Series G	6.00		08/07/19		7,159,174
1,195	Genworth Financial, Inc.	7.70		06/15/20		1,056,396

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$4,345	Goldman Sachs Group, Inc. (The)	6.15%		04/01/18	$4,508,620
1,565	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,435,729
950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	978,808
550	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	641,272
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,220,804
1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	1,429,859
450	HCP, Inc.	5.375		02/01/21	452,323
600	HCP, Inc.	5.625		05/01/17	623,244
300	Health Care REIT, Inc.	4.75		07/15/27	321,000
860	Health Care REIT, Inc.	6.125		04/15/20	898,382
595	Huntington Bancshares, Inc.	7.00		12/15/20	674,616
915	International Lease Finance Corp.	5.75		05/15/16	814,060
945	International Lease Finance Corp.	6.25		05/15/19	822,578
510	Intesa Sanpaolo SpA (Italy) (a)	6.50		02/24/21	453,848
200	Jefferies Group, Inc.	3.875		11/09/15	195,930
710	Jefferies Group, Inc.	6.875		04/15/21	738,742
495	JPMorgan Chase Bank NA	6.00		10/01/17	521,049
2,610	JPMorgan Chase Capital XXVII	7.00		11/01/39	2,627,435
745	Lincoln National Corp.	8.75		07/01/19	884,306
260	Lloyds TSB Bank PLC (United Kingdom)	6.375		01/21/21	256,784
505	Lloyds TSB Bank PLC, MTN (United Kingdom) (a)	5.80		01/13/20	480,953
710	Macquarie Bank Ltd. (Australia) (a)	6.625		04/07/21	668,163
705	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	669,536
930	Merrill Lynch & Co., Inc.	7.75		05/14/38	866,432
3,625	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	3,631,028
965	MetLife, Inc. (e)	10.75		08/01/69	1,209,193
165	NASDAQ OMX Group, Inc. (The)	5.25		01/16/18	174,915
305	NASDAQ OMX Group, Inc. (The)	5.55		01/15/20	305,915
1,665	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	1,680,749
525	Nationwide Financial Services (a)	5.375		03/25/21	514,398
370	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	402,648
1,025	Principal Financial Group, Inc.	8.875		05/15/19	1,307,190
925	Protective Life Corp.	7.375		10/15/19	1,011,042
635	Prudential Financial, Inc., MTN	6.625		12/01/37	697,266
775	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(c)	05/24/41	701,697
1,240	Regions Financial Corp.	5.75		06/15/15	1,202,800
775	Reinsurance Group of America, Inc.	6.45		11/15/19	881,049
925	Royal Bank of Scotland Group PLC (United Kingdom)	6.40		10/21/19	885,625
375	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875		03/16/15	367,455
360	Santander Holdings USA, Inc.	4.625		04/19/16	347,168
1,300	Santander US Debt SA Unipersonal (Spain) (a)	3.724		01/20/15	1,206,370
1,060	SLM Corp., MTN	6.25		01/25/16	1,041,393
495	SLM Corp., MTN	8.00		03/25/20	489,900
885	Standard Chartered Bank (United Kingdom) (a)	6.40		09/26/17	933,771
1,125	Ventas Realty LP/Ventas Capital Corp.	4.75		06/01/21	1,082,479
300	Vornado Realty LP	3.875		04/15/25	310,500
975	WEA Finance LLC (Australia) (a)	4.625		05/10/21	932,801
900	Wells Operating Partnership II, LP	5.875		04/01/18	920,516
900	Willis Group Holdings PLC	4.125		03/15/16	915,786
1,000	XL Group Ltd. (Cayman Islands)	5.75		10/01/21	999,010

					90,996,191

	Industrials (5.5%)
1,060	BAA Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	1,080,567
540	Ball Corp.	7.375		09/01/19	572,400
705	Bemis Co., Inc. (f)	4.50		10/15/21	714,881
255	Bombardier, Inc. (Canada) (a)	7.50		03/15/18	270,300
505	Bombardier, Inc. (Canada) (a)	7.75		03/15/20	540,350
820	CRH America, Inc.	6.00		09/30/16	879,185
480	CRH America, Inc.	8.125		07/15/18	562,180
585	Crown Americas LLC/Crown Americas Capital Corp. III (a)	6.25		02/01/21	587,925

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$510	DISH DBS Corp.	7.125%	02/01/16	$518,925
545	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00	12/30/19	579,372
915	L-3 Communications Corp.	4.95	02/15/21	956,584
670	Lafarge SA (France) (a)	6.20	07/09/15	667,199
280	Masco Corp.	6.125	10/03/16	273,340
615	Meccanica Holdings USA, Inc. (Italy) (a)	7.375	07/15/39	592,187
750	Odebrecht Finance Ltd. (Brazil) (a)	6.00	04/05/23	705,000
286	Orbital Sciences Corp.	2.438	01/15/27	286,358
374	Owens-Brockway Glass Container, Inc. (a)	3.00	06/01/15	338,470
620	Roper Industries, Inc.	6.25	09/01/19	734,346

				10,859,569

	Technology (1.1%)
905	KLA-Tencor Corp.	6.90	05/01/18	1,035,485
300	Linear Technology Corp., Series A	3.00	05/01/27	307,500
434	Microsoft Corp. (a)	0.00	06/15/13	441,052
350	SanDisk Corp.	1.00	05/15/13	340,375

				2,124,412

	Utilities (6.5%)
1,610	AES Corp. (The)	8.00	06/01/20	1,618,050
775	CMS Energy Corp.	6.25	02/01/20	802,748
22	CMS Energy Corp.	6.30	02/01/12	22,416
750	EDP Finance BV (Portugal) (a)	4.90	10/01/19	542,949
1,175	Enel Finance International N.V. (Italy) (a)	5.125	10/07/19	1,103,066
2,100	Exelon Generation Co. LLC	4.00	10/01/20	2,091,675
975	FirstEnergy Solutions Corp.	6.05	08/15/21	1,081,677
975	FirstEnergy Solutions Corp.	6.80	08/15/39	1,069,297
875	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00	09/11/19	846,979
295	NRG Energy, Inc.	8.50	06/15/19	286,150
900	PPL WEM Holdings PLC (a)	3.90	05/01/16	944,444
1,150	Puget Energy, Inc.	6.50	12/15/20	1,174,984
1,200	UIL Holdings Corp.	4.625	10/01/20	1,242,124

				12,826,559

	Total Corporate Bonds (Cost $184,460,599)			190,531,014

	Asset-Backed Securities (1.8%)
890	America West Airlines 2001-1 Pass-Through Trust, Series 011G (AMBAC)	7.10	04/02/21	850,024
	CVS Pass-Through Trust
1,473		6.036	12/10/28	1,554,347
115	(a)	8.353	07/10/31	143,648
1,060	FUEL Trust (a)	4.207	04/15/16	1,057,135

	Total Asset-Backed Securities (Cost $3,544,289)			3,605,154

	Municipal Bond (0.4%)
600	State of California, General Obligation Bonds (Cost $603,036)	5.95	04/01/16	683,520

	Agency Fixed Rate Mortgage (0.0%)
1	Federal Home Loan Mortgage Corporation, Gold Pools: (Cost $1,451)	6.50	12/01/28	1,584

NUMBER OF SHARES
	Preferred Stock (0.2%)
	Consumer Finance
22,725	GMAC Capital Trust I (Cost $574,065)	414,731

	Convertible Preferred Stock (0.1%)
	Diversified Financial Services
350	Bank of America Corp. Series L $72.50 (Cost $337,770)	268,096

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS				VALUE

	Short-Term Investments (1.2%)
	U.S. Treasury Security (0.2%)
$475	U.S. Treasury Bill (Cost $474,960)(g)(h)	0.018%	03/22/12	$474,960

NUMBER OF SHARES (000)
	Investment Company (1.0%)
1,874	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,873,733)(i)			1,873,733

	Total Short-Term Investments (Cost $2,348,693)			2,348,693

	Total Investments (Cost $191,869,903) (j)(k)		100.6%	197,852,792
	Liabilities in Excess of Other Assets		(0.6)	(1,222,580)

	Net Assets		100.0%	$196,630,212

MTN	Medium Term Note.

REIT	Real Estate Investment Trust.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	For the nine months ended September 30, 2011, the proceeds from sales of Citigroup, Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $637,195, including net realized gains of $96,895.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.

(d)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at September 30, 2011.

(e)	For the nine months ended September 30, 2011, there were no transactions in MetLife, Inc., Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Fund under the Investment Company Act of 1940.

(f)	When-issued security.

(g)	Rate shown is the yield to maturity at September 30, 2011.

(h)	A portion of this security has been physically segregated in connection with open futures contracts.

(i)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)	Securities have been designated as collateral in connection with purchase of when-issued securities, open futures contracts and swap agreements.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Futures Contracts Open at September 30, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

149	Long	U.S. Treasury 2 yr. Note, Dec-11	$32,810,266	$(46,387)
103	Long	U.S. Treasury 5 yr. Note, Dec-11	12,615,890	(12,720)
63	Long	U.S. Treasury Ultra Long Bond, Dec-11	9,993,375	1,004,561
28	Short	U.S. Treasury 30 yr. Bond, Dec-11	(3,993,500)	(113,947)
332	Short	U.S. Treasury 10 yr. Note, Dec-11	(43,191,125)	(235,066)

		Net Unrealized Appreciation		$596,441

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Credit Default Swap Agreements Open at September 30, 2011:

CREDIT
SWAP COUNTERPARTY								RATING OF
&		NOTIONAL						REFERENCE
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		OBLIGATION+
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION	PAYMENTS	VALUE	(unaudited)

Barclays Capital Whirlpool Corp.	Buy	$315	1.00	June 20, 2014	$(10,277)	$16,985	$6,804	BBB-

+	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.9%)
	Australia (5.0%)
	Airports
301,513	MAp Group (Stapled Securities) (a)	$934,076

	Diversified
271,480	DUET Group (Stapled Securities) (a)(b)	421,763

	Oil & Gas Storage & Transportation
122,600	APA Group (Stapled Securities) (a)(b)	475,931

	Toll Roads
229,100	Transurban Group (Stapled Securities) (a)	1,190,991

	Transmission & Distribution
318,106	Spark Infrastructure Group	380,850

	Total Australia	3,403,611

	Brazil (0.5%)
	Water
7,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	361,530

	Canada (13.9%)
	Oil & Gas Storage & Transportation
120,780	Enbridge, Inc.	3,855,417
135,440	TransCanada Corp.	5,498,251

		9,353,668

	Ports
10,150	Westshore Terminals Investment Corp. (Stapled Securities) (a)(b)	212,802

	Total Canada	9,566,470

	China (13.6%)
	Oil & Gas Storage & Transportation
761,000	Beijing Enterprises Holdings Ltd. (c)	3,798,423
6,445,000	China Gas Holdings Ltd. (c)	1,599,184
471,000	ENN Energy Holdings Ltd. (c)	1,523,876
1,599,000	Sichuan Expressway Co. Ltd. (c)	641,564

		7,563,047

	Ports
335,327	China Merchants Holdings International Co., Ltd. (c)	900,556

	Toll Roads
1,150,000	Jiangsu Expressway Co., Ltd. H Shares (c)	870,242

	Total China	9,333,845

	France (3.2%)
	Communications
6,387	Eutelsat Communications SA	256,562
81,140	SES SA	1,970,218

	Total France	2,226,780

	Germany (0.3%)
	Airports
4,073	Fraport AG Frankfurt Airport Services Worldwide	237,684

	Hong Kong (2.8%)
	Oil & Gas Storage & Transportation
864,800	Hong Kong & China Gas Co., Ltd.	1,947,069

	Italy (4.4%)
	Oil & Gas Storage & Transportation
294,296	Snam Rete Gas SpA	1,358,509

	Toll Roads
35,490	Atlantia SpA	508,993

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

130,298	Societa Iniziative Autostradali e Servizi SpA	$1,003,571

		1,512,564

	Transmission & Distribution
31,700	Terna Rete Elettrica Nazionale SpA	117,588

	Total Italy	2,988,661

	Mexico (0.3%)
	Airports
3,500	Grupo Aeroportuario del Sureste SAB de CV ADR	174,020

	Netherlands (1.3%)
	Oil & Gas Storage & Transportation
18,342	Koninklijke Vopak N.V.	878,743

	Spain (3.9%)
	Diversified
30,440	Ferrovial SA	347,723

	Oil & Gas Storage & Transportation
24,489	Enagas SA	450,980

	Toll Roads
91,372	Abertis Infraestructuras SA	1,404,044

	Transmission & Distribution
10,060	Red Electrica Corp. SA	459,082

	Total Spain	2,661,829

	Switzerland (0.8%)
	Airports
1,440	Flughafen Zuerich AG (Registered)	541,646

	United Kingdom (14.2%)
	Transmission & Distribution
738,100	National Grid PLC	7,318,316

	Water
65,400	Pennon Group PLC	685,993
34,500	Severn Trent PLC	825,584
99,100	United Utilities Group PLC	959,813

		2,471,390

	Total United Kingdom	9,789,706

	United States (34.7%)
	Communications
75,600	American Tower Corp. Class A (d)	4,067,280
60,750	Crown Castle International Corp. (d)	2,470,702
37,020	SBA Communications Corp. Class A (d)	1,276,450

		7,814,432

	Diversified
126,190	CenterPoint Energy, Inc.	2,475,848

	Oil & Gas Storage & Transportation
39,637	Enbridge Energy Management LLC (d)	1,089,621
13,963	Kinder Morgan Management LLC (d)	819,488
56,810	NiSource, Inc.	1,214,598
3,010	Northwest Natural Gas Co.	132,741
12,340	Oneok, Inc.	814,934
41,300	Sempra Energy	2,126,950
5,250	Southwest Gas Corp.	189,893
104,576	Spectra Energy Corp.	2,565,249

		8,953,474

	Transmission & Distribution
23,800	ITC Holdings Corp.	1,842,834
39,390	Northeast Utilities	1,325,473
21,180	NSTAR	949,076

		4,117,383

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Water
15,810	American Water Works Co., Inc.	$477,146

	Total United States	23,838,283

	Total Common Stocks (Cost $62,252,858)	67,949,877

NUMBER OF
SHARES (000)
	Short-Term Investment (1.4%)
	Investment Company
1,001	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,000,970)(e)		1,000,970

	Total Investments (Cost $63,253,828) (f)(g)	100.3%	68,950,847
	Liabilities in Excess of Other Assets	(0.3)	(232,056)

	Net Assets	100.0%	$68,718,791

ADR	American Depositary Receipt.

(a)	Comprised of securities in separate entities that are traded as a single stapled security.

(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)	Security trades on the Hong Kong exchange.

(d)	Non-income producing security.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	The market value and percentage of net assets, $34,009,574 and 49.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Summary of Investments ■ September 30, 2011 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Oil & Gas Storage & Transportation	$30,981,421	44.9%
Transmission & Distribution	12,393,219	18.0
Communications	10,041,212	14.6
Toll Roads	4,977,841	7.2
Water	3,310,066	4.8
Diversified	3,245,334	4.7
Airports	1,887,426	2.7
Ports	1,113,358	1.6
Investment Company	1,000,970	1.5

	$68,950,847	100.0%

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.1%)
	Belgium (1.4%)
	Chemicals
20,881	Umicore SA	$756,977

	Finland (1.8%)
	Machinery
19,714	Kone Oyj Class B	935,404

	France (10.8%)
	Commercial Banks
27,067	BNP Paribas SA	1,071,376
27,263	Societe Generale SA	714,331

		1,785,707

	Electrical Equipment
18,704	Schneider Electric SA	1,006,996

	Hotels, Restaurants & Leisure
21,041	Accor SA	560,050

	Media
31,478	SES SA	764,340

	Metals & Mining
37,889	ArcelorMittal	605,126

	Multi-Utilities
35,109	GDF Suez	1,048,822

	Total France	5,771,041

	Germany (13.7%)
	Automobiles
24,402	Daimler AG (Registered)	1,080,869

	Food & Staples Retailing
15,969	Metro AG	671,886

	Health Care Providers & Services
12,458	Fresenius SE & Co. KGaA	1,105,641

	Industrial Conglomerates
19,015	Siemens AG (Registered)	1,717,857

	Insurance
7,352	Muenchener Rueckversicherungs AG (Registered)	911,318

	Machinery
9,342	MAN SE	722,468

	Pharmaceuticals
19,237	Bayer AG (Registered)	1,057,188

	Total Germany	7,267,227

	Portugal (1.5%)
	Oil, Gas & Consumable Fuels
44,677	Galp Energia SGPS SA Class B	814,164

	Spain (3.6%)
	Commercial Banks
130,423	Banco Bilbao Vizcaya Argentaria SA	1,062,699

	Information Technology Services
54,255	Amadeus IT Holding SA Class A	870,943

	Total Spain	1,933,642

	Switzerland (14.8%)
	Food Products
49,732	Nestle SA (Registered)	2,733,784

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Insurance
5,431	Zurich Financial Services AG (a)	$1,124,358

	Pharmaceuticals
36,051	Novartis AG (Registered)	2,011,990
12,346	Roche Holding AG (Genusschein)	1,986,246

		3,998,236

	Total Switzerland	7,856,378

	United Kingdom (50.5%)
	Aerospace & Defense
118,820	Rolls-Royce Holdings PLC (a)	1,089,432

	Commercial Banks
340,732	Barclays PLC	836,438
278,642	HSBC Holdings PLC	2,123,626

		2,960,064

	Food & Staples Retailing
237,364	WM Morrison Supermarkets PLC	1,070,324

	Household Products
26,755	Reckitt Benckiser Group PLC	1,352,650

	Insurance
112,171	Prudential PLC	960,092

	Media
131,703	Reed Elsevier PLC	1,003,332

	Metals & Mining
42,502	Anglo American PLC	1,465,708
70,582	Xstrata PLC	885,199

		2,350,907

	Oil, Gas & Consumable Fuels
89,335	BG Group PLC	1,701,144
297,917	BP PLC	1,786,878
69,171	Royal Dutch Shell PLC Class A	2,145,361
46,007	Tullow Oil PLC	933,422

		6,566,805

	Pharmaceuticals
89,914	GlaxoSmithKline PLC	1,856,408

	Professional Services
97,444	Experian PLC	1,096,266

	Specialty Retail
173,409	Carphone Warehouse Group PLC	906,417

	Tobacco
44,454	British American Tobacco PLC	1,884,180
45,812	Imperial Tobacco Group PLC	1,547,095

		3,431,275

	Wireless Telecommunication Services
853,816	Vodafone Group PLC	2,204,848

	Total United Kingdom	26,848,820

	Total Common Stocks (Cost $52,178,768)	52,183,653

	Right (0.0%)
	Spain
	Commercial Banks
130,423	Banco Bilbao Vizcaya Argentaria SA (Cost $17,724)	19,221

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES (000)

	Short-Term Investments (1.7%)
	Investment Company
884	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $884,287)(b)		$884,287

	Total Investments (Cost $53,080,779) (c)(d)(e)	99.8%	53,087,161
	Other Assets in Excess of Liabilities	0.2	92,832

	Net Assets	100.0%	$53,179,993

(a)	Non-income producing security.

(b)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)	The market value and percentage of net assets, $52,183,653 and 98.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)	Securities have been designated as collateral in connection with open foreign currency exchange contracts.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at September 30, 2011:

	CONTRACTS	IN EXCHANGE	DELIVERY	UNREALIZED
COUNTERPARTY	TO DELIVER	FOR	DATE	DEPRECIATION

State Street Bank London	GBP2,580,000	EUR 2,933,752	10/13/11	$(92,665)

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.

Morgan Stanley Variable Investment Series — European Equity Portfolio
Summary of Investments ■ September 30, 2011 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
| |
Oil, Gas & Consumable Fuels	$7,380,969		13.9%
Pharmaceuticals	6,911,832		13.0
Commercial Banks	5,827,691		11.0
Tobacco	3,431,275		6.5
Insurance	2,995,768		5.6
Metals & Mining	2,956,033		5.6
Food Products	2,733,784		5.1
Wireless Telecommunication Services	2,204,848		4.2
Media	1,767,672		3.3
Food & Staples Retailing	1,742,210		3.3
Industrial Conglomerates	1,717,857		3.2
Machinery	1,657,872		3.1
Household Products	1,352,650		2.5
Health Care Providers & Services	1,105,641		2.1
Professional Services	1,096,266		2.1
Aerospace & Defense	1,089,432		2.1
Automobiles	1,080,869		2.0
Multi-Utilities	1,048,822		2.0
Electrical Equipment	1,006,996		1.9
Specialty Retail	906,417		1.7
Investment Companies	884,287		1.7
Information Technology Services	870,943		1.6
Chemicals	756,977		1.4
Hotels, Restaurants & Leisure	560,050		1.1

	$53,087,161	^	100.0%

^	Does not include open foreign currency exchange contracts with net unrealized depreciation of $92,665.

Morgan Stanley Variable Investment Series — Multi Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (93.7%)
	Air Transport (2.0%)
108,772	Expeditors International of Washington, Inc.	$4,410,705

	Alternative Energy (4.1%)
85,888	Range Resources Corp.	5,021,012
153,869	Ultra Petroleum Corp. (a)	4,265,249

		9,286,261

	Asset Management & Custodian (1.2%)
96,484	Greenhill & Co., Inc.	2,758,478

	Biotechnology (2.2%)
123,026	Illumina, Inc. (a)	5,034,224

	Chemicals: Diversified (2.8%)
105,122	Monsanto Co.	6,311,525

	Commercial Finance & Mortgage Companies (1.6%)
795,890	BM&F Bovespa SA (Brazil)	3,720,714

	Commercial Services (7.3%)
120,180	CoStar Group, Inc. (a)	6,245,755
200,543	eBay, Inc. (a)	5,914,013
182,843	Leucadia National Corp.	4,146,879

		16,306,647

	Communications Technology (3.8%)
204,293	Motorola Solutions, Inc.	8,559,877

	Computer Services, Software & Systems (15.1%)
51,118	Baidu, Inc. ADR (China) (a)	5,465,025
327,898	Facebook, Inc. Class B (a)(b)(c)	8,197,450
22,433	Google, Inc. Class A (a)	11,539,087
39,115	LinkedIn Corp. Class A (a)	3,054,099
50,537	Salesforce.com, Inc. (a)	5,775,368

		34,031,029

	Computer Technology (10.9%)
54,428	Apple, Inc. (a)	20,746,865
184,408	Yandex N.V. Class A (Russia) (a)	3,763,767

		24,510,632

	Diversified Media (1.7%)
88,742	Naspers Ltd. Class N (South Africa)	3,841,367

	Diversified Retail (14.1%)
100,989	Amazon.com, Inc. (a)	21,836,851
174,301	Fastenal Co.	5,800,737
34,930	NetFlix, Inc. (a)	3,952,679

		31,590,267

	Financial Data & Systems (5.2%)
190,765	MSCI, Inc. Class A (a)	5,785,902
171,750	Verisk Analytics, Inc. Class A (a)	5,971,748

		11,757,650

	Health Care Services (3.7%)
138,329	athenahealth, Inc. (a)	8,237,492

	Medical Equipment (3.1%)
19,103	Intuitive Surgical, Inc. (a)	6,958,841

	Metals & Minerals: Diversified (2.8%)
2,771,679	Lynas Corp. Ltd. (Australia) (a)	2,801,057
104,852	Molycorp, Inc. (a)	3,446,485

		6,247,542

Morgan Stanley Variable Investment Series — Multi Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Pharmaceuticals (3.1%)
100,160	Mead Johnson Nutrition Co.	$6,894,013

	Real Estate Investment Trusts (REIT) (3.8%)
308,887	Brookfield Asset Management, Inc. Class A (Canada)	8,509,837

	Recreational Vehicles & Boats (3.3%)
312,502	Edenred (France)	7,429,759

	Wholesale & International Trade (1.9%)
2,574,000	Li & Fung Ltd. (d)	4,225,988

	Total Common Stocks (Cost $179,617,905)	210,622,848

	Convertible Preferred Stock (0.7%)
	Alternative Energy
488,605	Better Place, Inc. (Cost $1,465,815) (a)(b)(c)	1,465,815

NUMBER OF
SHARES (000)

	Short-Term Investment (5.5%)
	Investment Company
12,442	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $12,442,441) (e)		12,442,441

	Total Investments (Cost $193,526,161) (f)(g)	99.9%	224,531,104
	Other Assets in Excess of Liabilities	0.1	143,987

	Net Assets	100.0%	$224,675,091

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Illiquid security. Resale is restricted to qualified institutional investors.

(c)	At September 30, 2011, the Fund held fair valued securities valued at $9,663,265, representing 4.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Security trades on the Hong Kong exchange.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	The market value and percentage of net assets, $18,298,171 and 8.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — Aggressive Equity Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (93.9%)
	Air Transport (2.0%)
12,916	Expeditors International of Washington, Inc.	$523,744

	Alternative Energy (4.1%)
10,066	Range Resources Corp.	588,458
18,034	Ultra Petroleum Corp. (a)	499,903

		1,088,361

	Asset Management & Custodian (1.2%)
11,308	Greenhill & Co., Inc.	323,296

	Biotechnology (2.2%)
14,419	Illumina, Inc. (a)	590,025

	Chemicals: Diversified (2.8%)
12,321	Monsanto Co.	739,753

	Commercial Finance & Mortgage Companies (1.6%)
93,281	BM&F Bovespa SA (Brazil)	436,080

	Commercial Services (7.3%)
14,085	CoStar Group, Inc. (a)	731,998
23,504	eBay, Inc. (a)	693,133
21,430	Leucadia National Corp.	486,032

		1,911,163

	Communications Technology (3.8%)
23,944	Motorola Solutions, Inc.	1,003,254

	Computer Services, Software & Systems (15.2%)
6,022	Baidu, Inc. ADR (China) (a)	643,812
39,222	Facebook, Inc. Class B (a)(b)(c)	980,550
2,629	Google, Inc. Class A (a)	1,352,305
4,394	LinkedIn Corp. Class A (a)	343,084
5,923	Salesforce.com, Inc. (a)	676,880

		3,996,631

	Computer Technology (10.9%)
6,379	Apple, Inc. (a)	2,431,547
21,613	Yandex N.V. Class A (Russia) (a)	441,121

		2,872,668

	Diversified Media (1.7%)
10,401	Naspers Ltd. Class N (South Africa)	450,227

	Diversified Retail (14.1%)
11,836	Amazon.com, Inc. (a)	2,559,298
20,402	Fastenal Co.	678,979
4,094	NetFlix, Inc. (a)	463,277

		3,701,554

	Financial Data & Systems (5.3%)
22,657	MSCI, Inc. Class A (a)	687,187
20,130	Verisk Analytics, Inc. Class A (a)	699,920

		1,387,107

	Health Care Services (3.7%)
16,213	athenahealth, Inc. (a)	965,484

	Medical Equipment (3.1%)
2,239	Intuitive Surgical, Inc. (a)	815,623

	Metals & Minerals: Diversified (2.8%)
324,848	Lynas Corp. Ltd. (Australia) (a)	328,291
12,289	Molycorp, Inc. (a)	403,940

		732,231

Morgan Stanley Variable Investment Series — Aggressive Equity Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Pharmaceuticals (3.1%)
11,739	Mead Johnson Nutrition Co.	$807,995

	Real Estate Investment Trusts (REIT) (3.8%)
36,202	Brookfield Asset Management, Inc. Class A (Canada)	997,365

	Recreational Vehicles & Boats (3.3%)
36,626	Edenred (France)	870,786

	Wholesale & International Trade (1.9%)
302,000	Li & Fung Ltd. (d)	495,823

	Total Common Stocks (Cost $21,139,786)	24,709,170

	Convertible Preferred Stock (0.6%)
	Alternative Energy
59,090	Better Place, Inc. (Cost $177,270) (a)(b)(c)	177,270

NUMBER OF
SHARES (000)
	Short-Term Investment (5.5%)
	Investment Company
1,441	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,441,220)(e)		1,441,220

	Total Investments (Cost $22,758,276) (f)(g)	100.0%	26,327,660
	Liabilities in Excess of Other Assets	0.0 (h)	(7,093)

	Net Assets	100.0%	$26,320,567

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Illiquid security. Resale is restricted to qualified institutional investors.

(c)	At September 30, 2011, the Portfolio held fair valued securities valued at $1,157,820, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Security trades on the Hong Kong exchange.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	The market value and percentage of net assets, $2,145,127 and 8.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(h)	Amount is less than 0.05%

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (41.9%)
	Airlines (2.9%)
1,350,000	AMR Corp. (a)	$3,996,000

	Auto Components (0.9%)
30,000	Visteon Corp. (a)	1,290,000

	Biotechnology (2.6%)
80,700	Vertex Pharmaceuticals, Inc. (a)	3,594,378

	Commercial Banks (3.4%)
200,000	Wells Fargo & Co.	4,824,000

	Communications Equipment (1.1%)
99,350	Cisco Systems, Inc.	1,538,931

	Computers & Peripherals (9.6%)
11,765	Apple, Inc. (a)	4,484,583
206,000	Dell, Inc. (a)	2,914,900
101,300	Hewlett-Packard Co.	2,274,185
92,700	SanDisk Corp. (a)	3,740,445

		13,414,113

	Diversified Financial Services (2.9%)
45,000	Citigroup, Inc. (b)	1,152,900
96,445	JPMorgan Chase & Co.	2,904,923

		4,057,823

	Diversified Telecommunication Services (2.9%)
122,770	CenturyLink, Inc.	4,066,142

	Industrial Conglomerates (0.5%)
47,010	General Electric Co.	716,432

	Insurance (1.8%)
43,145	Chubb Corp.	2,588,269

	Metals & Mining (3.6%)
254,000	Alcoa, Inc.	2,430,780
37,060	Freeport-McMoRan Copper & Gold, Inc.	1,128,477
67,000	United States Steel Corp.	1,474,670

		5,033,927

	Oil, Gas & Consumable Fuels (4.1%)
30,355	Chevron Corp.	2,808,445
45,300	ConocoPhillips	2,868,396

		5,676,841

	Real Estate Investment Trusts (REITs) (1.3%)
50,825	Plum Creek Timber Co., Inc. REIT	1,764,136

	Semiconductors & Semiconductor Equipment (3.1%)
83,805	Intel Corp.	1,787,561
200,000	NVIDIA Corp. (a)	2,500,000

		4,287,561

	Specialty Retail (1.2%)
51,935	Home Depot, Inc.	1,707,103

	Total Common Stocks (Cost $73,253,439)	58,555,656

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Corporate Bonds (10.5%)
	Basic Materials (0.8%)
$105	Air Products & Chemicals, Inc.	2.00%	08/02/16	$106,829
100	Anglo American Capital PLC (United Kingdom)(c)	9.375	04/08/19	132,628
15	ArcelorMittal (Luxembourg)	7.00	10/15/39	13,416
50	ArcelorMittal (Luxembourg)	9.85	06/01/19	56,731
55	Barrick North America Finance LLC	4.40	05/30/21	56,510
130	CF Industries, Inc.	6.875	05/01/18	145,437
105	Cliffs Natural Resources, Inc.	4.875	04/01/21	101,682
40	FMG Resources August 2006 Pty Ltd. (Australia)(c)	6.375	02/01/16	36,200
15	FMG Resources August 2006 Pty Ltd. (Australia)(c)	6.875	02/01/18	13,275
35	Georgia-Pacific LLC	7.75	11/15/29	40,578
50	Georgia-Pacific LLC	8.875	05/15/31	62,566
55	International Paper Co.	7.50	08/15/21	63,722
75	Kinross Gold Corp. (Canada)(c)	5.125	09/01/21	74,546
20	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	26,955
65	Teck Resources Ltd. (Canada)	4.75	01/15/22	66,304
70	Teck Resources Ltd. (Canada)	6.25	07/15/41	73,662
60	Vale Overseas Ltd. (Brazil)	5.625	09/15/19	63,420
15	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	16,275

				1,150,736

	Communications (1.2%)
50	AT&T, Inc.	3.875	08/15/21	51,538
85	AT&T, Inc.	6.30	01/15/38	97,703
50	CBS Corp.	8.875	05/15/19	63,951
45	CenturyLink, Inc.	6.45	06/15/21	41,771
50	Comcast Corp.	5.15	03/01/20	56,533
45	Comcast Corp.	5.70	05/15/18	52,081
15	Comcast Corp.	6.45	03/15/37	17,313
15	COX Communications, Inc. (c)	8.375	03/01/39	20,729
45	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	60,178
30	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875	10/01/19	33,807
30	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625	05/15/16	32,281
20	Expedia, Inc.	5.95	08/15/20	20,131
70	Frontier Communications Corp.	8.50	04/15/20	68,250
40	NBC Universal Media LLC	4.375	04/01/21	41,165
65	NBC Universal Media LLC	5.15	04/30/20	71,402
65	News America, Inc.	4.50	02/15/21	65,427
40	Qwest Corp.	6.875	09/15/33	38,000
100	Sable International Finance Ltd. (United Kingdom)(c)	7.75	02/15/17	97,500
65	Telecom Italia Capital SA (Italy)	7.175	06/18/19	65,264
95	Telefonica Europe BV (Spain)	8.25	09/15/30	106,544
55	Telstra Corp. Ltd. (Australia)(c)	4.80	10/12/21	57,662
55	Time Warner, Inc.	4.75	03/29/21	57,860
25	Time Warner, Inc.	4.875	03/15/20	26,641
40	Time Warner, Inc.	5.875	11/15/16	45,263
25	Time Warner, Inc.	7.70	05/01/32	31,814
35	Verizon Communications, Inc.	4.60	04/01/21	38,762
55	Verizon Communications, Inc.	8.95	03/01/39	85,224
80	Viacom, Inc.	6.875	04/30/36	95,638
45	Vivendi SA (France)(c)	6.625	04/04/18	51,141
100	WPP Finance UK (United Kingdom)	8.00	09/15/14	113,253

				1,704,826

	Consumer, Cyclical (0.6%)
90	Best Buy Co., Inc.	3.75	03/15/16	87,331
60	Daimler Finance North America LLC (Germany)	7.30	01/15/12	61,044
65	Gap, Inc. (The)	5.95	04/12/21	61,247
90	Home Depot, Inc.	5.875	12/16/36	105,144
40	Hyatt Hotels Corp. (c)	6.875	08/15/19	45,091
20	Ingram Micro, Inc.	5.25	09/01/17	21,278
25	JC Penney Co., Inc.	5.65	06/01/20	23,562
49	JC Penney Corp., Inc.	6.375	10/15/36	41,405

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$70	QVC, Inc. (c)	7.125%	04/15/17	$73,500
70	VF Corp.	3.50	09/01/21	71,306
40	Wal-Mart Stores, Inc.	5.25	09/01/35	46,065
45	Wesfarmers Ltd. (Australia)(c)	2.983	05/18/16	45,602
75	Wyndham Worldwide Corp.	5.625	03/01/21	75,387
100	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	105,500
5	Yum! Brands, Inc.	6.875	11/15/37	6,575

				870,037

	Consumer, Non-Cyclical (1.1%)
50	Altria Group, Inc.	4.125	09/11/15	53,562
60	Altria Group, Inc.	9.25	08/06/19	78,765
50	BAT International Finance PLC (United Kingdom)(c)	9.50	11/15/18	67,972
45	Bunge Ltd. Finance Corp.	8.50	06/15/19	56,151
30	ConAgra Foods, Inc.	7.00	10/01/28	34,909
55	ConAgra Foods, Inc.	8.25	09/15/30	70,928
25	Constellation Brands, Inc.	7.25	09/01/16	26,375
65	Coventry Health Care, Inc.	5.45	06/15/21	70,318
96	Delhaize Group SA (Belgium)	5.70	10/01/40	99,835
95	Gilead Sciences, Inc.	4.50	04/01/21	102,590
100	Grupo Bimbo SAB de CV (Mexico)(c)	4.875	06/30/20	101,500
180	Kraft Foods, Inc.	7.00	08/11/37	232,681
70	Life Technologies Corp.	6.00	03/01/20	77,624
50	Quest Diagnostics, Inc.	6.95	07/01/37	62,959
75	Sanofi (France)	4.00	03/29/21	81,518
115	UnitedHealth Group, Inc.	6.625	11/15/37	145,943
55	Verisk Analytics, Inc.	5.80	05/01/21	61,861
60	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75	09/15/18	57,600
65	Woolworths Ltd. (Australia)(c)	4.00	09/22/20	67,720

				1,550,811

	Energy (0.9%)
10	Alpha Natural Resources, Inc.	6.00	06/01/19	9,375
35	Alpha Natural Resources, Inc.	6.25	06/01/21	32,856
45	Anadarko Petroleum Corp.	6.95	06/15/19	52,281
75	Energy Transfer Partners LP	8.50	04/15/14	85,147
35	Enterprise Products Operating LLC	5.25	01/31/20	38,529
90	Enterprise Products Operating LLC, Series N	6.50	01/31/19	106,131
35	EQT Corp.	8.125	06/01/19	42,497
100	Gazprom OAO Via Gaz Capital SA (Russia)(c)	6.51	03/07/22	98,250
75	Hess Corp.	6.00	01/15/40	85,845
50	Kinder Morgan Energy Partners LP	5.95	02/15/18	56,981
135	Kinder Morgan Finance Co. ULC	5.70	01/05/16	136,012
35	Marathon Petroleum Corp. (c)	5.125	03/01/21	36,516
80	Petrobras International Finance Co. (Brazil)	5.75	01/20/20	83,840
60	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	68,534
60	Plains All American Pipeline LP/PAA Finance Corp.	8.75	05/01/19	76,682
45	QEP Resources, Inc.	6.875	03/01/21	47,250
50	Spectra Energy Capital LLC	7.50	09/15/38	65,551
55	Texas Eastern Transmission LP	7.00	07/15/32	69,735

				1,192,012

	Finance (4.3%)
100	ABB Treasury Center USA, Inc. (Switzerland)(c)	2.50	06/15/16	102,303
100	Abbey National Treasury Services PLC (United Kingdom)(c)	3.875	11/10/14	96,091
75	Aegon N.V. (Netherlands)	4.625	12/01/15	76,745
135	American International Group, Inc.	6.40	12/15/20	137,774
100	Australia & New Zealand Banking Group Ltd. (Australia)(c)	4.875	01/12/21	103,940

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$35	Bank of America Corp.	5.625%	07/01/20	$32,291
30	Bank of America Corp.	5.75	12/01/17	28,171
135	Bank of America Corp., Series L	5.65	05/01/18	128,359
175	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	189,345
60	Bear Stearns Cos. LLC (The)	6.40	10/02/17	68,210
170	Bear Stearns Cos. LLC (The)	7.25	02/01/18	200,654
130	Berkshire Hathaway, Inc.	3.75	08/15/21	132,111
75	BNP Paribas SA (France)	5.00	01/15/21	73,561
75	Brandywine Operating Partnership LP	4.95	04/15/18	72,554
45	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	47,568
110	Citigroup, Inc. (b)	5.875	05/29/37	105,496
160	Citigroup, Inc. (b)	6.125	11/21/17	171,190
70	Citigroup, Inc. (b)	6.125	05/15/18	75,185
95	CNA Financial Corp.	5.75	08/15/21	96,040
240	Credit Suisse (Switzerland)	5.40	01/14/20	230,948
25	Credit Suisse (Switzerland)	6.00	02/15/18	25,403
60	Dexus Diversfied Trust/Dexus Office Trust (Australia)(c)	5.60	03/15/21	62,668
115	Digital Realty Trust LP	4.50	07/15/15	117,465
140	Farmers Exchange Capital (c)	7.05	07/15/28	150,399
40	Fifth Third Bancorp	3.625	01/25/16	40,705
60	General Electric Capital Corp.	5.30	02/11/21	62,359
160	General Electric Capital Corp.	5.625	05/01/18	175,152
270	General Electric Capital Corp., Series G	6.00	08/07/19	304,406
75	Genworth Financial, Inc.	7.20	02/15/21	63,841
190	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	197,155
80	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	73,392
60	Goldman Sachs Group, Inc. (The)	7.50	02/15/19	67,051
45	Harley-Davidson Funding Corp. (c)	6.80	06/15/18	52,468
60	Hartford Financial Services Group, Inc.	5.50	03/30/20	58,599
130	HBOS PLC, Series G (United Kingdom) (c)	6.75	05/21/18	110,974
30	HCP, Inc.	5.375	02/01/21	30,155
50	HCP, Inc.	5.625	05/01/17	51,937
60	Health Care REIT, Inc.	6.125	04/15/20	62,678
210	HSBC Holdings PLC (United Kingdom)	5.10	04/05/21	216,653
60	JPMorgan Chase & Co.	4.25	10/15/20	60,254
15	JPMorgan Chase & Co.	4.95	03/25/20	15,889
70	Lloyds TSB Bank PLC (United Kingdom)	6.375	01/21/21	69,134
50	Macquarie Bank Ltd. (Australia)(c)	6.625	04/07/21	47,054
55	Macquarie Group Ltd. (Australia)(c)	6.00	01/14/20	52,233
225	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	225,374
35	MetLife, Inc. (d)	7.717	02/15/19	42,964
35	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	35,105
170	Nationwide Building Society (United Kingdom)(c)	6.25	02/25/20	171,608
50	Nationwide Financial Services (c)	5.375	03/25/21	48,990
75	Pacific LifeCorp (c)	6.00	02/10/20	80,310
60	Platinum Underwriters Finance, Inc., Series B	7.50	06/01/17	65,294
50	Principal Financial Group, Inc.	8.875	05/15/19	63,765
40	Prudential Financial, Inc., MTN	6.625	12/01/37	43,922
50	Regions Financial Corp.	5.75	06/15/15	48,500
60	Reinsurance Group of America, Inc.	6.45	11/15/19	68,210
25	Santander Holdings USA, Inc.	4.625	04/19/16	24,109
70	SLM Corp., MTN	6.25	01/25/16	68,771
100	Standard Chartered Bank (United Kingdom)(c)	6.40	09/26/17	105,511
105	TD Ameritrade Holding Corp.	5.60	12/01/19	113,527
100	Ventas Realty LP/Ventas Capital Corp.	4.75	06/01/21	96,220
60	Wachovia Corp.	5.625	10/15/16	64,931
75	WEA Finance LLC (Australia)(c)	4.625	05/10/21	71,754
95	Wells Fargo & Co.	5.625	12/11/17	107,582
80	Wells Operating Partnership II, LP	5.875	04/01/18	81,824
80	Willis Group Holdings PLC	4.125	03/15/16	81,403

				6,046,234

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Industrials (0.7%)
$100	BAA Funding Ltd. (United Kingdom)(c)	4.875%	07/15/21	$101,940
65	Bemis Co., Inc. (e)	4.50	10/15/21	65,911
20	Bombardier, Inc. (Canada)(c)	7.50	03/15/18	21,200
40	Bombardier, Inc. (Canada)(c)	7.75	03/15/20	42,800
90	Cooper US, Inc.	5.25	11/15/12	94,237
75	CRH America, Inc.	6.00	09/30/16	80,413
40	DISH DBS Corp.	7.125	02/01/16	40,700
30	Holcim US Finance Sarl & Cie SCS (Switzerland)(c)	6.00	12/30/19	31,892
75	L-3 Communications Corp.	4.95	02/15/21	78,409
55	Lafarge SA (France)(c)	6.20	07/09/15	54,770
10	Norfolk Southern Corp. (c)	4.837	10/01/41	10,509
50	Norfolk Southern Corp.	7.25	02/15/31	68,719
90	Thermo Fisher Scientific, Inc.	3.60	08/15/21	93,617
40	Union Pacific Corp.	6.125	02/15/20	48,676
80	Waste Management, Inc.	6.125	11/30/39	97,332

				931,125

	Technology (0.2%)
75	Fiserv, Inc.	3.125	06/15/16	75,987
100	International Business Machines Corp.	7.625	10/15/18	132,820
45	KLA-Tencor Corp.	6.90	05/01/18	51,488

				260,295

	Utilities (0.7%)
120	CMS Energy Corp.	6.25	02/01/20	124,296
50	EDF SA (France)(c)	4.60	01/27/20	52,451
125	Enel Finance International N.V. (Italy)(c)	5.125	10/07/19	117,347
150	Exelon Generation Co. LLC	6.25	10/01/39	174,937
140	FirstEnergy Solutions Corp.	6.05	08/15/21	155,318
75	Iberdrola Finance Ireland Ltd. (Spain)(c)	5.00	09/11/19	72,598
45	NRG Energy, Inc.	8.50	06/15/19	43,650
75	Ohio Power Co., Series M	5.375	10/01/21	84,060
80	Oncor Electric Delivery Co. LLC	6.80	09/01/18	97,421
75	PPL WEM Holdings PLC (c)	3.90	05/01/16	78,704

				1,000,782

	Total Corporate Bonds (Cost $14,036,175)			14,706,858

	Sovereign (0.3%)
230	Brazilian Government International Bond (Brazil)	6.00	01/17/17	263,120
105	Republic of Italy (Italy)	6.875	09/27/23	104,503

	Total Sovereign (Cost $350,899)			367,623

	Municipal Bonds (0.4%)
75	Chicago Transit Authority	6.20	12/01/40	87,117
30	City of Chicago, IL, O’Hare International Airport Revenue	6.395	01/01/40	36,398
70	City of New York, NY, Series G-1	5.968	03/01/36	85,366
85	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184	01/01/34	99,937
	Municipal Electric Authority of Georgia
50		6.637	04/01/57	54,546
95		6.655	04/01/57	101,310
65	New York City Transitional Finance Authority	5.267	05/01/27	73,349
	State of California, General Obligation Bonds
45		5.95	04/01/16	51,264
30		6.65	03/01/22	36,518

	Total Municipal Bonds (Cost $547,369)			625,805

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Agency Fixed Rate Mortgages (0.0%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
$2		6.50%		05/01/29—12/01/31	$2,824
1	Federal National Mortgage Association, Conventional Pools:	6.50		11/01/29	1,471

	Total Agency Fixed Rate Mortgages (Cost $3,938)				4,295

	Asset-Backed Securities (0.9%)
100	Ally Master Owner Trust	1.099	(f)	01/15/16	100,105
128	America West Airlines 2001-1 Pass Through Trust, Series 011G (AMBAC)	7.10		04/02/21	122,655
32	Brazos Student Finance Corp.	1.258	(f)	06/25/35	32,071
145	CVS Pass-Through Trust	6.036		12/10/28	153,115
175	Ford Credit Floorplan Master Owner Trust (c)	1.929	(f)	02/15/17	180,768
200	FUEL Trust (c)	4.207		04/15/16	199,459
100	GE Dealer Floorplan Master Note Trust (c)	1.779	(f)	10/20/14	101,099
175	Louisiana Public Facilities Authority	1.153	(f)	01/25/20	172,162
150	Nissan Auto Receivables Owner Trust	1.18		02/16/15	151,158
125	World Omni Automobile Lease Securitization Trust	1.49		10/15/14	125,761

	Total Asset-Backed Securities (Cost $1,328,660)				1,338,353

	Agency Bonds — Banking (FDIC Guaranteed) (1.8%)
200	Ally Financial, Inc.	2.20		12/19/12	204,513
1,000	Citigroup Funding, Inc. (g)	2.25		12/10/12	1,022,135
1,200	General Electric Capital Corp., Series G	2.625		12/28/12	1,234,255

	Total Agency Bonds — Banking (FDIC Guaranteed) (Cost $2,423,727)				2,460,903

	U.S. Treasury Securities (8.9%)
	U.S. Treasury Bonds
1,830		3.50		02/15/39	2,035,017
270		4.625		02/15/40	360,829
730		6.875		08/15/25	1,118,611
	U.S. Treasury Notes
1,050		0.50		10/15/13	1,054,266
1,775		1.25		08/31/15	1,816,324
2,600		1.75		03/31/14—07/31/15	2,699,532
1,345		2.25		01/31/15	1,421,918
1,800		2.375		08/31/14	1,901,390

	Total U.S. Treasury Securities (Cost $11,691,485)				12,407,887

	U.S. Agency Securities (1.7%)
	Federal Home Loan Mortgage Corporation
365		1.00		07/30/14	369,413
150		3.75		03/27/19	169,737
45		6.75		03/15/31	68,320
	Federal National Mortgage Association
350		4.125		04/15/14	381,306
700		4.375		10/15/15	794,690
450		5.375		06/12/17	546,421

	Total U.S. Agency Securities (Cost $2,241,412)				2,329,887

	Short-Term Investments (28.4%)
	U.S. Treasury Security (0.1%)
100	U.S. Treasury Bill (Cost $99,992)(h)(i)	0.018		03/22/12	99,992

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES (000)
	Investment Company (28.3%)
39,510	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $39,509,534)(j)		$39,509,534
	Total Short-Term Investments (Cost $39,609,526)		39,609,526
	Total Investments (Cost $145,486,630) (k)(l)	94.8%	132,406,793
	Other Assets in Excess of Liabilities	5.2	7,220,420
	Net Assets	100.0%	$139,627,213

FDIC	Federal Deposit Insurance Corporation.

MTN	Medium Term Note.

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	For the nine months ended September 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Common Stocks and Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $3,667,730 and $2,720,442, respectively, including net realized losses of $1,234,546.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	For the nine months ended September 30, 2011, the proceeds from sales of MetLife, Inc., Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $54,990, including net realized gains of $3,372.

(e)	When-issued security.

(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.

(g)	For the nine months ended September 30, 2011, there were no transactions in Citigroup, Inc., Agency Bonds — Banking, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(h)	Rate shown is the yield to maturity at September 30, 2011.

(i)	A portion of this security has been physically segregated in connection with open swap agreements.

(j)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(k)	Securities have been designated as collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.

(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at September 30, 2011:

						UNREALIZED
		CONTRACTS		IN EXCHANGE	DELIVERY	APPRECIATION
COUNTERPARTY		TO DELIVER		FOR	DATE	(DEPRECIATION)

JPMorgan Chase Bank	CLP	69,590,000		$144,528	10/14/11	$10,800
UBS AG	CHF	213,000		$270,913	10/14/11	35,873
UBS AG	EUR	141,773		$203,834	10/14/11	13,908
UBS AG	JPY	15,300,000		$200,285	10/14/11	1,892
UBS AG	NOK	232,000		$43,239	10/14/11	3,736
UBS AG	SEK	360,000		$52,457	10/14/11	17
UBS AG	SEK	231,000		$35,917	10/14/11	2,268
UBS AG	SEK	909,000		$133,500	10/14/11	1,087
UBS AG	SGD	182,000		$146,464	10/14/11	7,307
UBS AG		$58,896	CHF	48,000	10/14/11	(5,929)
UBS AG		$116,132	CHF	99,000	10/14/11	(6,888)
UBS AG		$147,374	CLP	69,590,000	10/14/11	(13,646)
UBS AG		$109,021	EUR	78,000	10/14/11	(4,529)
UBS AG		$88,505	EUR	63,773	10/14/11	(3,072)
UBS AG		$45,643	JPY	3,515,000	10/14/11	(65)
UBS AG		$101,873	JPY	7,785,000	10/14/11	(925)
UBS AG		$221,876	NOK	1,212,000	10/14/11	(15,507)
UBS AG		$58,952	NOK	345,000	10/14/11	(209)
UBS AG		$178,846	SEK	1,140,000	10/14/11	(12,784)
UBS AG		$150,612	SGD	182,000	10/14/11	(11,456)

		Net Unrealized Appreciation				$1,878

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Futures Contracts Open at September 30, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

7	Long	U.S. Treasury 2 yr. Note, Dec-11	$1,541,422	$(2,867)
1	Short	U.S. Treasury 5 yr. Note, Dec-11	(122,484)	(31)
3	Short	U.S. Treasury 30 yr. Bond, Dec-11	(427,875)	(10,872)
6	Short	U.S. Treasury 10 yr. Note, Dec-11	(780,563)	4,447

		Net Unrealized Depreciation		$(9,323)

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Interest Rate Swap Agreements Open at September 30, 2011:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America	EUR 1,720	6 Month EURIBOR	Pay	4.26%	08/18/26	$63,070
Bank of America	$2,305	3 Month LIBOR	Receive	4.35	08/18/26	(82,496)
Bank of America	EUR 2,175	6 Month EURIBOR	Receive	3.61	08/18/31	(54,578)
Bank of America	$2,860	3 Month LIBOR	Pay	4.15	08/18/31	88,889
Barclays Capital	SEK 51,185	3 Month STIBOR	Pay	2.76	07/30/12	38,603
Barclays Capital	24,090	3 Month STIBOR	Pay	2.30	09/12/12	3,005
Barclays Capital	59,956	3 Month STIBOR	Receive	2.89	07/29/13	(85,547)
Credit Suisse	CAD 1,388	3 Month CDOR	Pay	4.07	09/08/20	52,532
Credit Suisse	1,000	3 Month CDOR	Pay	4.12	09/08/20	40,261
Goldman Sachs	5,640	3 Month CDOR	Receive	2.70	07/15/15	(117,063)
		Net Unrealized Depreciation				$(53,324)

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued
Zero Coupon Swap Agreements Open at September 30, 2011:

	NOTIONAL				PREMIUM	UNREALIZED
	AMOUNT	FLOATING	PAY/RECEIVE	TERMINATION	PAID	APPRECIATION
SWAP COUNTERPARTY	(000)	RATE INDEX	FLOATING RATE	DATE	(RECEIVED)	(DEPRECIATION)

Barclays Capital	$515	3 Month LIBOR	Pay	11/15/19	—	$87,250
Barclays Capital	435	3 Month LIBOR	Receive	11/15/19	—	(162,245)

		Net Unrealized Depreciation				$(74,995)

CDOR	Canadian Dealer Offered Rate.

EURIBOR	Euro Interbank Offered Rate.

LIBOR	London Interbank Offered Rate.

STIBOR	Stockholm Interbank Offered Rate.
Currency Abbreviations:

CAD	Canadian Dollar.

CHF	Swiss Franc.

CLP	Chilean Peso.

EUR	Euro.

JPY	Japanese Yen.

NOK	Norwegian Krone.

SEK	Swedish Krona.

SGD	Singapore Dollar.

Morgan Stanley Variable Investment Series
Notes to Portfolio of Investments ■ September 30, 2011 (unaudited)
Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•     Level 1 — unadjusted quoted prices in active markets for identical investments
•     Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•     Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS	SIGNIFICANT	SIGNIFICANT
		FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Repurchase Agreements	$72,628,000	—	$72,628,000	—
Commercial Paper	26,482,638	—	26,482,638	—
Certificates of Deposit	6,000,018	—	6,000,018	—
Floating Rate Notes	6,500,000	—	6,500,000	—
Tax-Exempt Instruments	3,000,000	—	3,000,000	—

Total Assets	$114,610,656	—	$114,610,656	—

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Corporate Bonds	$31,717,642	—	$31,717,642	—
Asset-Backed Securities	13,650,484	—	13,650,484	—
U.S. Treasury Securities	3,571,614	—	3,571,614	—
Non-U.S. Government — Guaranteed	3,332,455	—	3,332,455	—
Sovereign	2,124,978	—	2,124,978	—
Agency Bond — Banking (FDIC Guaranteed)	699,947	—	699,947	—
Agency Fixed Rate Mortgages	528,862	—	528,862	—
Agency Adjustable Rate Mortgages	394,758	—	394,758	—
Collateralized Mortgage Obligation — Agency Collateral Series	371,081	—	371,081	—
Municipal Bond	301,065	—	301,065	—
Commercial Mortgage Backed Security	204,645	—	204,645	—
Short-Term Investments
U.S. Treasury Security	674,943	—	674,943	—
Investment Company	1,523,715	$1,523,715	—	—

Total Short-Term Investments	2,198,658	1,523,715	674,943	—

Futures	1,482	1,482	—	—
Zero Coupon Swaps	337,948	—	337,948	—

Total Assets	$59,435,619	$1,525,197	$57,910,422	—

Liabilities:
Futures	$(11,785)	$(11,785)	—	—
Zero Coupon Swaps	(605,300)	—	$(605,300)	—

Total Liabilities	$(617,085)	$(11,785)	$(605,300)	—

Total	$58,818,534	$1,513,412	$57,305,122	—

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Corporate Bonds	$190,531,014	—	$190,531,014	—
Asset-Backed Securities	3,605,154	—	3,605,154	—
Municipal Bond	683,520	—	683,520	—
Agency Fixed Rate Mortgage	1,584	—	1,584	—
Preferred Stock	414,731	$414,731	—	—
Convertible Preferred Stock	268,096	268,096	—	—
Short-Term Investments
U.S. Treasury Security	474,960	—	474,960	—
Investment Company	1,873,733	1,873,733	—	—

Total Short-Term Investments	2,348,693	1,873,733	474,960	—

Futures	1,004,561	1,004,561	—	—

Total Assets	$198,857,353	$3,561,121	$195,296,232	—

Liabilities:
Futures	$(408,120)	$(408,120)	—	—
Credit Default Swaps	(10,277)	—	$(10,277)	—

Total Liabilities	$(418,397)	$(408,120)	$(10,277)	—

Total	$198,438,956	$3,153,001	$195,285,955	—

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Airports	$1,887,426	$174,020	$1,713,406	—
Communications	10,041,212	7,814,432	2,226,780	—
Diversified	3,245,334	2,475,848	769,486	—
Oil & Gas Storage & Transportation	30,981,421	18,307,142	12,674,279	—
Ports	1,113,358	212,802	900,556	—
Toll Roads	4,977,841	—	4,977,841	—
Transmission & Distribution	12,393,219	4,117,383	8,275,836	—
Water	3,310,066	838,676	2,471,390	—

Total Common Stocks	67,949,877	33,940,303	34,009,574	—

Short-Term Investment — Investment Company	1,000,970	1,000,970	—	—

Total Assets	$68,950,847	$34,941,273	$34,009,574	—

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$1,089,432	—	$1,089,432	—
Automobiles	1,080,869	—	1,080,869	—
Chemicals	756,977	—	756,977	—
Commercial Banks	5,808,470	—	5,808,470	—
Electrical Equipment	1,006,996	—	1,006,996	—
Food & Staples Retailing	1,742,210	—	1,742,210	—
Food Products	2,733,784	—	2,733,784	—
Health Care Providers & Services	1,105,641	—	1,105,641	—
Hotels, Restaurants & Leisure	560,050	—	560,050	—
Household Products	1,352,650	—	1,352,650	—
Industrial Conglomerates	1,717,857	—	1,717,857	—
Information Technology Services	870,943	—	870,943	—
Insurance	2,995,768	—	2,995,768	—
Machinery	1,657,872	—	1,657,872	—
Media	1,767,672	—	1,767,672	—
Metals & Mining	2,956,033	—	2,956,033	—
Multi-Utilities	1,048,822	—	1,048,822	—
Oil, Gas & Consumable Fuels	7,380,969	—	7,380,969	—
Pharmaceuticals	6,911,832	—	6,911,832	—
Professional Services	1,096,266	—	1,096,266	—
Specialty Retail	906,417	—	906,417	—
Tobacco	3,431,275	—	3,431,275	—
Wireless Telecommunication Services	2,204,848	—	2,204,848	—

Total Common Stocks	52,183,653	—	52,183,653	—

Right	19,221	$19,221	—	—
Short-Term Investment — Investment Company	884,287	884,287	—	—

Total Assets	$53,087,161	$903,508	$52,183,653	—

Liabilities:
Foreign Currency Exchange Contracts	$(92,665)	—	$(92,665)	—

Total	$52,994,496	$903,508	$52,090,988	—

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Transport	$4,410,705	$4,410,705	—	—
Alternative Energy	9,286,261	9,286,261	—	—
Asset Management & Custodian	2,758,478	2,758,478	—	—
Biotechnology	5,034,224	5,034,224	—	—
Chemicals: Diversified	6,311,525	6,311,525	—	—
Commercial Finance & Mortgage Companies	3,720,714	3,720,714	—	—
Commercial Services	16,306,647	16,306,647	—	—
Communications Technology	8,559,877	8,559,877	—	—
Computer Services, Software & Systems	34,031,029	25,833,579	—	$8,197,450
Computer Technology	24,510,632	24,510,632	—	—
Diversified Media	3,841,367	—	$3,841,367	—
Diversified Retail	31,590,267	31,590,267	—	—
Financial Data & Systems	11,757,650	11,757,650	—	—
Health Care Services	8,237,492	8,237,492	—	—
Medical Equipment	6,958,841	6,958,841	—	—
Metals & Minerals: Diversified	6,247,542	3,446,485	2,801,057	—
Pharmaceuticals	6,894,013	6,894,013	—	—
Real Estate Investment Trusts (REIT)	8,509,837	8,509,837	—	—
Recreational Vehicles & Boats	7,429,759	—	7,429,759	—
Wholesale & International Trade	4,225,988	—	4,225,988	—

Total Common Stocks	210,622,848	184,127,227	18,298,171	8,197,450

Convertible Preferred Stock	1,465,815	—	—	1,465,815
Short-Term Investment — Investment Company	12,442,441	12,442,441	—	—

Total Assets	$224,531,104	$196,569,668	$18,298,171	$9,663,265

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Transport	$523,744	$523,744	—	—
Alternative Energy	1,088,361	1,088,361	—	—
Asset Management & Custodian	323,296	323,296	—	—
Biotechnology	590,025	590,025	—	—
Chemicals: Diversified	739,753	739,753	—	—
Commercial Finance & Mortgage Companies	436,080	436,080	—	—
Commercial Services	1,911,163	1,911,163	—	—
Communications Technology	1,003,254	1,003,254	—	—
Computer Services, Software & Systems	3,996,631	3,016,081	—	$980,550
Computer Technology	2,872,668	2,872,668	—	—
Diversified Media	450,227	—	$450,227	—
Diversified Retail	3,701,554	3,701,554	—	—
Financial Data & Systems	1,387,107	1,387,107	—	—
Health Care Services	965,484	965,484	—	—
Medical Equipment	815,623	815,623	—	—
Metals & Minerals: Diversified	732,231	403,940	328,291	—
Pharmaceuticals	807,995	807,995	—	—
Real Estate Investment Trusts (REIT)	997,365	997,365	—	—
Recreational Vehicles & Boats	870,786	—	870,786	—
Wholesale & International Trade	495,823	—	495,823	—

Total Common Stocks	24,709,170	21,583,493	2,145,127	980,550

Convertible Preferred Stock	177,270	—	—	177,270
Short-Term Investment — Investment Company	1,441,220	1,441,220	—	—

Total Assets	$26,327,660	$23,024,713	$2,145,127	$1,157,820

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Airlines	$3,996,000	$3,996,000	—	—
Auto Components	1,290,000	1,290,000	—	—
Biotechnology	3,594,378	3,594,378	—	—
Commercial Banks	4,824,000	4,824,000	—	—
Communications Equipment	1,538,931	1,538,931	—	—
Computers & Peripherals	13,414,113	13,414,113	—	—
Diversified Financial Services	4,057,823	4,057,823	—	—
Diversified Telecommunication Services	4,066,142	4,066,142	—	—
Industrial Conglomerates	716,432	716,432	—	—
Insurance	2,588,269	2,588,269	—	—
Metals & Mining	5,033,927	5,033,927	—	—
Oil, Gas & Consumable Fuels	5,676,841	5,676,841	—	—
Real Estate Investment Trusts (REITs)	1,764,136	1,764,136	—	—
Semiconductors & Semiconductor Equipment	4,287,561	4,287,561	—	—
Specialty Retail	1,707,103	1,707,103	—	—

Total Common Stocks	58,555,656	58,555,656	—	—

Corporate Bonds	14,706,858	—	$14,706,858	—
Sovereign	367,623	—	367,623	—
Municipal Bonds	625,805	—	625,805	—
Agency Fixed Rate Mortgages	4,295	—	4,295	—
Asset-Backed Securities	1,338,353	—	1,338,353	—
Agency Bonds — Banking (FDIC Guaranteed)	2,460,903	—	2,460,903	—
U.S. Treasury Securities	12,407,887	—	12,407,887	—
U.S. Agency Securities	2,329,887	—	2,329,887	—
Short-Term Investments
U.S. Treasury Security	99,992	—	99,992	—
Investment Company	39,509,534	39,509,534	—	—

Total Short-Term Investments	39,609,526	39,509,534	99,992	—

Foreign Currency Exchange Contracts	76,888	—	76,888	—
Futures	4,447	4,447	—	—
Interest Rate Swaps	286,360	—	286,360	—
Zero Coupon Swaps	87,250	—	87,250	—

Total Assets	$132,861,738	$98,069,637	$34,792,101	—

Liabilities:
Foreign Currency Exchange Contracts	$(75,010)	—	$(75,010)	—
Futures	(13,770)	$(13,770)	—	—
Interest Rate Swaps	(339,684)	—	(339,684)	—
Zero Coupon Swaps	(162,245)	—	(162,245)	—

Total Liabilities	$(590,709)	$(13,770)	$(576,939)	—

Total	$132,271,029	$98,055,867	$34,215,162	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were as follows:

Global	European	Multi Cap	Aggressive
Infrastructure	Equity	Growth	Equity
$ 30,306,173	$ 49,663,171	$ 18,298,171	$ 2,145,127

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Multi Cap Growth		Aggressive Equity
		Covertible		Covertible
	Common	Preferred	Common	Preferred
	Stock	Stock	Stock	Stock

Beginning Balance	$5,231,372	$1,465,815	—	$177,270
Purchases	1,334,854	—	$862,949	—
Sales	—	—	—	—
Amortization of discount	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized appreciation (depreciation)	1,631,224	—	117,601	—
Realized gains (losses)	—	—	—	—

Ending Balance	$8,197,450	$1,465,815	$980,550	$177,270

Net change in unrealized appreciation/depreication from investments still held as of September 30, 2011	$1,631,224	—	$117,601	—

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer November 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer November 17, 2011